Estimates, Significant Accounting Policies and Balance Sheet Detials (Estimated aggregate amortization expense) (Details) $ in Millions	Dec. 31, 2014 USD ($)
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
2015	$ 263
2016	260
2017	260
2018	259
2019	$ 256